Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 9 - Share-Based Compensation
At December 31, 2020, the following share-based compensation plans existed at the Company: an omnibus incentive plan and a restricted stock/unit plan. All share grants in 2020, including time-lapse restricted stock units and performance shares, occurred under the omnibus incentive plan. The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2020	2019	2018
Share-based compensation plan expense, net of related tax benefits	$4,816	$5,154	$4,644
Share-based compensation plan related tax benefits	1,521	1,627	1,467
Omnibus Incentive Plan
The omnibus incentive plan is used to promote the long-term growth and profitability of the Company by providing directors, employees, and certain other individuals with incentives to increase stockholder value and otherwise contribute to the success of the Company. In addition, the plan enables the Company to attract, retain, and reward the best available persons for positions of responsibility. The omnibus incentive plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, and other equity-based and cash awards. Employees, directors, and consultants who provide services to the Company or any subsidiary may be eligible under this plan. For grants under the omnibus incentive plan, directors continue to immediately vest in the shares upon grant but are provided the option to defer receipt of equity compensation until they leave the Board of Directors.
Performance-based incentive opportunities under the omnibus plan were granted to all officers of Southwest in the form of performance shares and are based, depending on the officer, on consolidated earnings per share, utility net income, and utility return on equity, with an adjustment based on relative total shareholder return, in each case, measured over a three-year performance period. Southwest recorded $2.8 million, $2.3 million, and $2.1 million of estimated compensation expense associated with these shares during 2020, 2019, and 2018, respectively.
Restricted Stock/Unit Plan
Restricted stock/units under the restricted stock/unit plan were granted to attract, motivate, retain, and reward key employees of the Company with an incentive to attain high levels of individual performance and improved financial performance. As noted above, grants of restricted stock during 2020 occurred under the omnibus incentive plan. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants of restricted stock/units to directors occurred immediately upon grant. The issuance of common stock for directors occurs when their service on the Board ends. No new grants are made under the legacy restricted stock/unit plan as all future incentive compensation, including restricted stock, is granted under programs of the omnibus incentive plan, which subject to advance election, provides that issuance to directors may occur upon grant. With regard to management, grants of time-lapse restricted stock under the omnibus plan vest based on the same percentages indicated above under the legacy program.
Management Incentive Plan
Under the management incentive plan, awards were historically granted to encourage key employees of the Company to remain as employees and to achieve short-term and long-term performance goals. Plan participants were eligible to receive a cash bonus (i.e., short-term incentive) and a portion in shares (i.e., long-term incentive). The share grants vested three years after grant and were then issued as common stock. No new share grants are made under the management incentive plan as all future incentive share compensation is granted under the omnibus incentive plan. The remaining shares vesting under the management incentive plan were issued during the first quarter of 2020.
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2020:

(thousands of shares)	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2019	29	$79.16	365	$60.94
Granted	—	—	129	76.85
Dividends	—		8
Forfeited or expired	—	—	—	—
Vested and issued (2)	(29)	79.16	(101)	71.06
Nonvested/unissued at December 31, 2020	—	$—	401	$62.23
(1)The number of performance shares includes 77,400 granted and 35,500 vested and issued, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.
The weighted average grant date fair value of all restricted stock/units granted in 2019 and 2018 was $81.75 and $69.16, respectively.
As of December 31, 2020, total compensation cost related to all nonvested restricted stock/units not yet recognized is $4.5 million, which is expected to be recognized over a weighted average period of 1.7 years.